REGULATORY MATTERS	12 Months Ended
Dec. 31, 2010
Regulatory Capital Requirements [Abstract]
REGULATORY MATTERS

NOTE 36: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios determined on a risk-weighted basis, capital (as defined) to assets, certain off-balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk, of at least 8%. At least half of the required capital must consist of “Tier I” capital (as defined), and the rest of “Tier II” capital (as defined). The framework applicable to Greek banks conforms to European Union requirements, in particular the Own Funds, the Solvency Ratio and the Capital Adequacy Directives. However, under the relevant European legislation, supervisory authorities of the member states have some discretion in determining whether to include particular instruments as capital guidelines and to assign different weights, within a prescribed range, to various categories of assets.

As of December 31, 2010, the Bank had excess capital under the applicable regulatory framework. To be categorized as adequately capitalized the Bank must maintain minimum total risk-based and Tier I risk based ratios as set forth in the table below. There are no conditions or events since December 31, 2010 that management believes have changed the Bank's compliance with capital requirements.

The Bank's actual capital amounts and ratios are also presented in the table below (amounts are expressed in EUR thousand, except ratios):

			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2010:
Total Capital	9,890,974	18.5%	4,267,725	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	9,625,821	18.0%	2,133,862	4.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	8,418,339	16.4%	4,107,116	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	8,418,339	16.4%	2,053,558	4.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	7,645,015	16.2%	3,773,468	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,832,099	14.5%	1,886,734	4.0%
(to Risk-Weighted Assets)

The actual capital amounts and ratios for the Group are presented in the table below (amounts are expressed in EUR thousand, except ratios):
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2010:
Total Capital	9,311,414	13.7%	5,455,878	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	8,958,703	13.1%	3,409,922	5.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	7,590,412	11.3%	5,392,548	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	7,590,412	11.3%	3,370,343	5.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	6,481,075	10.3%	5,015,689	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,256,592	10.0%	3,134,806	5.0%
(to Risk-Weighted Assets)